Financial Items	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Financial Items
8)	FINANCIAL ITEMS

8.1)	FINANCIAL EXPENSE
Consolidated financial expenses represent the interest on Cemex’s debt measured using the effective interest rate and, in 2023, 2022 and 2021, include $75, $67 and $67 of interest expense related to the Company’s lease contracts (notes 15.2 and 17.2). From the previously reported amounts for the years 2022 and 2021, Cemex reclassified from the caption of “Financial expense” to the line item of “Financial income and other items, net”, an income of $104 and an expense of $82, respectively, corresponding to results associated with the early redemption of debt during those years (note 17.1), considering it contributes to an improved analysis of the financial expense and to conform with the classification of these effects in 2023.

8.2)	FINANCIAL INCOME AND OTHER ITEMS, NET
The detail of financial income and other items, net in 2023, 2022 and 2021 was as follows:

		2023	2022	2021
Foreign exchange results	$	144	73	(35)
Financial income		40	27	22
Results from financial instruments, net (notes 14.2 and 17.4) 1		(65)	99	(88)
Net interest cost of defined benefit liabilities (note 19)		(44)	(29)	(31)
Effects of amortized cost on assets and liabilities		(42)	(32)	(28)
Others		–	13	(1)

	$	33	151	(161)

1	For the years 2022 and 2021, includes the reclassification described in note 8.1.